Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:
	December 31, 2022	December 31, 2021

Deferred tax assets
Net operating loss carryforward	$—	$38,440
Start-up/organization expenses	412,939	172,751
Total deferred tax assets	412,939	211,191
Valuation allowance	(412,939)	(211,191)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:
	FOR THE YEARS ENDED
	December 31, 2022	December 31, 2021

Federal
Current	$759,647	$—
Deferred	(201,748)	(211,191)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	201,748	211,191
Income tax provision	$759,647	$—

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2022 and 2021 is as follows:
	FOR THE YEARS ENDED
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(14.1)%	(26.9)%
Transaction costs associated with the Initial Public Offering	0.0%	1.9%
Change in fair value of convertible promissory note – related party	(1.7)%	0.0%
Change in valuation allowance	1.9%	4.0%
Income tax provision	7.1%	0.0%